UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07338
Capital World Growth and Income Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class A
| CWGIX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund

(the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothe
tic
al $10
,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 81	0.73%
Management's discussion of fund performance
The fund’s Class A shares gained 20.81% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total r
eturn
s
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class A (with sales charge) *	13.86%	9.66%	9.83%
Capital World Growth and Income Fund — Class A (without sales charge) *	20.81%	10.97%	10.48%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class C
| CWGCX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(b
ased
on a
hypot
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 162	1.47%
Management's discussion of fund performance
The fund’s Class C shares gained 19.91% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual tot
al re
turns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class C (with sales charge) *	18.91%	10.15%	9.81%
Capital World Growth and Income Fund — Class C (without sales charge) *	19.91%	10.15%	9.81%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class T
| TCWGX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 53	0.48%
Management's discussion of fund performance
The fund’s Class T shares gained 21.11% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual t
otal
returns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class T (with sales charge) 2	18.09%	10.68%	10.74%
Capital World Growth and Income Fund — Class T (without sales charge) 2	21.11%	11.24%	11.06%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	11.72%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
infor
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class F-1
| CWGFX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 87	0.79%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.73% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 yea r	5 years	10 years
Capital World Growth and Income Fund — Class F-1 *	20.73%	10.90%	10.42%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional i
nfor
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class F-2
| WGIFX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund

(the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 in
vestm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 57	0.52%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 21.07% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class F-2 *	21.07%	11.22%	10.73%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class F-3
| FWGIX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 i
nv
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 45	0.41%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 21.20% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 ye ar	5 years	Since inception 1
Capital World Growth and Income Fund — Class F-3 2	21.20%	11.34%	11.30%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	11.84%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional info
rmati
on
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-A
| CWIAX
for the year ended Nove
mb
er 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 84	0.76%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 20.78% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual to
tal r
eturns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 529-A (with sales charge) *	16.56%	10.15%	10.03%
Capital World Growth and Income Fund — Class 529-A (without sales charge) *	20.78%	10.94%	10.43%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by s
ector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-C
| CWICX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
inv
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 167	1.52%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 19.85% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 529-C (with sales charge) *	18.85%	10.09%	10.01%
Capital World Growth and Income Fund — Class 529-C (without sales charge) *	19.85%	10.09%	10.01%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional infor
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-E
| CWIEX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 in
ves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 110	1.00%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 20.49% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
retu
rns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 529-E *	20.49%	10.67%	10.18%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent
of
net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-T
| TCWWX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 59	0.53%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 21.04% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total ret
ur
ns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class 529-T (with sales charge) 2	18.01%	10.63%	10.68%
Capital World Growth and Income Fund — Class 529-T (without sales charge) 2	21.04%	11.19%	11.01%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	11.72%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional info
rmat
ion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-F-1
| CWIFX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 66	0.60%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 20.97% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
to
tal returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 529-F-1 *	20.97%	11.11%	10.64%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional inf
orm
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-F-2
| FCWGX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,0
00
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 56	0.51%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 21.09% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual t
otal
returns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class 529-F-2 2	21.09%	11.22%	13.54%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	14.35%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund stat
isti
cs
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-F-3
| FWCGX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on
a
hypothetical $10,000 in
vest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 51	0.46%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 21.13% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annu
al t
otal returns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class 529-F-3 2	21.13%	11.27%	13.59%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	14.35%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional info
rm
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-1
| RWIAX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 165	1.50%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.88% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual tot
al re
turns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-1 *	19.88%	10.13%	9.64%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of ad
ditional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-2
| RWIBX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inv
est
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 165	1.50%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.88% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual tot
al retu
rns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-2 *	19.88%	10.12%	9.63%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-2E
| RWBEX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 133	1.21%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 20.23% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
r
eturns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-2E *	20.23%	10.45%	9.96%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdin
gs by se
ctor
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-3
| RWICX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 116	1.05%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 20.43% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual tot
al re
turns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-3 *	20.43%	10.62%	10.13%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional i
nfo
rmation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-4
| RWIEX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 in
vestm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 84	0.76%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 20.77% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
retu
rns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-4 *	20.77%	10.95%	10.46%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-5E
| RWIHX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 62	0.56%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 21.03% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication
services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-5E *	21.03%	11.17%	10.68%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do
not
reflect the
deduction
of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-5
| RWIFX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 51	0.46%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 21.16% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and
fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. Country-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-5 *	21.16%	11.28%	10.79%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line
chart
and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-033-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-6
| RWIGX
for the year ended November 30, 2025
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 45	0.41%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 21.20% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus. Emerging market equities surged, led by China, Taiwan and Korea. Meanwhile, India generated flat returns.
Most sectors delivered gains for the fund, with information technology, industrials and communication services being particularly additive on an absolute basis. Holdings in financials and consumer staples were also positive, though below the portfolio’s overall results. U.S.-based companies, which represent a significant portion of the fund, posted gains but slightly lagged the total returns. Companies based in the U.K., Taiwan and France also made meaningful contributions.
Conversely, the health care sector was a significant detractor from overall results, posting the lowest returns. C
ountry-wise, holdings in Denmark, Australia and Indonesia were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-6 *	21.20%	11.34%	10.85%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 143,395
Total number of portfolio holdings	358
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	44%
Portfolio
holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-033-0126 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Kenneth M. Simril, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
November 30, 2025	157,000	None	11,000	None
November 30, 2024	147,000	None	10,000	None
Adviser and Affiliates2
November 30, 2025	Not Applicable	None	None	None
November 30, 2024	Not Applicable	44,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
November 30, 2025	11,000
November 30, 2024	54,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital World Growth and Income Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended November 30, 2025
Lit. No. MFGEFP4-033-0126 © 2026 Capital Group. All rights reserved.

Investment portfolio November 30, 2025

Common stocks 96.97%	Shares	Value (000)
Information technology 24.04%
Broadcom, Inc.	18,751,722	$7,556,194
Taiwan Semiconductor Manufacturing Co., Ltd.	138,935,273	6,374,599
Microsoft Corp.	10,132,214	4,985,151
NVIDIA Corp.	20,215,735	3,578,185
Apple, Inc.	8,118,335	2,263,798
Micron Technology, Inc.	7,818,046	1,848,811
ASML Holding NV	1,181,861	1,238,524
ASML Holding NV (ADR)	103,398	109,602
International Business Machines Corp.	3,278,098	1,011,555
Intel Corp. (a)	18,647,172	756,329
Tokyo Electron, Ltd.	3,599,588	733,104
MediaTek, Inc.	10,755,800	478,074
Lenovo Group Ltd.	250,224,000	311,101
Amphenol Corp., Class A	2,200,000	309,980
Seagate Technology Holdings PLC	1,084,406	300,044
Applied Materials, Inc.	1,031,899	260,297
Synopsys, Inc. (a)	610,303	255,113
Oracle Corp.	1,200,621	242,465
Shopify, Inc., Class A, subordinate voting shares (a)	1,298,672	206,021
Accenture PLC, Class A	719,246	179,811
Cloudflare, Inc., Class A (a)	841,836	168,544
Allegro MicroSystems, Inc. (a)	5,926,903	158,189
Capgemini SE	960,327	150,164
Samsung Electronics Co., Ltd.	1,929,776	131,875
EPAM Systems, Inc. (a)	664,292	124,223
Constellation Software, Inc.	48,319	116,972
Marvell Technology, Inc.	1,240,000	110,856
KLA Corp.	87,851	103,266
AppLovin Corp., Class A (a)	171,086	102,563
Salesforce, Inc.	272,819	62,896
SAP SE	258,876	62,627
Fair Isaac Corp. (a)	30,650	55,349
Strategy, Inc., Class A (a)	290,182	51,414
Corning, Inc.	498,043	41,935
Advantech Co., Ltd.	2,461,389	22,587
Stripe, Inc., Class B (a)(b)(c)	192,531	7,975
		34,470,193

Industrials 15.62%
General Electric Co.	5,508,223	1,643,929
Airbus SE, non-registered shares	6,260,984	1,484,868
BAE Systems PLC	61,058,868	1,334,800
RTX Corp.	7,297,299	1,276,371
TransDigm Group, Inc.	808,808	1,100,116
Siemens AG	4,022,326	1,065,225
Leonardo SpA	17,494,642	951,981
Deere & Co.	1,887,567	876,756
Volvo AB, Class B	24,292,615	727,676
Melrose Industries PLC (d)	90,563,215	713,708
Ryanair Holdings PLC (ADR)	9,755,471	664,933
Hitachi, Ltd.	18,867,417	600,316
Carrier Global Corp.	10,003,351	548,984
Compagnie de Saint-Gobain SA, non-registered shares	5,350,667	533,410
United Rentals, Inc.	632,473	515,579
Safran SA	1,501,629	505,671
Mitsui & Co., Ltd.	17,266,700	458,595
Siemens Energy AG (a)	3,250,000	434,681
Rolls-Royce Holdings PLC	30,074,690	425,426
Ingersoll-Rand, Inc.	5,009,304	402,448
L3Harris Technologies, Inc.	1,349,305	376,038
Union Pacific Corp.	1,615,801	374,591
Parker-Hannifin Corp.	406,652	350,412
Deutsche Post AG	6,456,294	335,745

1	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Prysmian SpA	3,241,959	$324,546
Lockheed Martin Corp.	696,016	318,678
ITOCHU Corp.	5,167,000	309,742
Bureau Veritas SA (e)	8,808,579	281,811
Techtronic Industries Co., Ltd.	23,896,292	279,605
RELX PLC	6,933,428	278,347
IHI Corp. (e)	13,912,738	248,200
XPO, Inc. (a)	1,687,262	239,692
International Consolidated Airlines Group SA (CDI)	36,100,536	189,492
GE Vernova, Inc.	299,921	179,884
Core & Main, Inc., Class A (a)	3,672,280	177,518
Saab AB, Class B (e)	3,494,335	176,032
MTU Aero Engines AG	333,327	136,220
Weir Group PLC (The)	3,701,204	135,890
Crane Co.	674,681	123,635
Marubeni Corp.	4,280,200	112,912
Comfort Systems USA, Inc.	114,605	111,962
FTAI Aviation, Ltd.	639,776	110,835
Bombardier, Inc., Class B (a)	667,141	110,823
Bouygues SA	2,110,643	105,328
Recruit Holdings Co., Ltd.	1,826,834	93,670
Bunzl PLC	2,924,630	83,826
Randstad NV, non-registered shares (e)	1,906,908	74,147
Woodward, Inc.	226,426	67,935
SECOM Co., Ltd. (e)	1,841,000	62,243
Howmet Aerospace, Inc.	291,007	59,537
Diploma PLC	759,881	55,003
Boeing Co. (The) (a)	270,762	51,174
PACCAR, Inc.	481,940	50,806
Ferguson Enterprises, Inc.	187,877	47,283
Valmet OYJ	1,207,839	39,385
Rocket Lab Corp. (a)	873,871	36,825
FedEx Corp.	95,817	26,415
		22,401,660

Financials 13.53%
Zurich Insurance Group AG	1,356,081	974,393
Chubb, Ltd.	2,803,110	830,225
JPMorgan Chase & Co.	2,526,368	790,955
NatWest Group PLC	93,740,853	784,938
Citigroup, Inc.	7,464,023	773,273
Mastercard, Inc., Class A	1,266,877	697,454
Aviva PLC	80,460,067	694,619
Capital One Financial Corp.	3,055,187	669,300
Apollo Asset Management, Inc.	4,506,298	594,155
Bank of America Corp.	10,308,978	553,077
American Express Co.	1,469,978	536,939
ING Groep NV	16,873,615	437,465
UniCredit SpA	5,793,083	430,683
Wells Fargo & Co.	4,992,260	428,585
Visa, Inc., Class A	1,266,070	423,424
BlackRock, Inc.	399,527	418,425
Galaxy Digital, Inc., Class A (a)(c)(d)(e)	10,510,500	265,500
Galaxy Digital, Inc., Class A (a)(d)	5,022,147	133,539
Arthur J. Gallagher & Co.	1,544,255	382,388
Banco Bilbao Vizcaya Argentaria SA	16,491,096	355,142
AIA Group, Ltd.	33,473,000	346,518
HDFC Life Insurance Co., Ltd.	40,382,630	345,056
Blackstone, Inc.	2,295,054	336,042
Aon PLC, Class A	870,903	308,230
Mizuho Financial Group, Inc.	8,757,750	306,976
Israel Discount Bank, Ltd., Class A	28,679,760	298,931
Postal Savings Bank of China Co., Ltd., Class H (e)	382,118,000	269,934
3i Group PLC	6,322,529	264,457
Erste Group Bank AG	2,323,905	253,803
Partners Group Holding AG	209,428	248,404

Capital World Growth and Income Fund	2

Common stocks (continued)	Shares	Value (000)
Financials (continued)
KB Financial Group, Inc.	2,741,020	$232,604
FinecoBank SpA	9,448,604	231,812
Blue Owl Capital, Inc., Class A	15,358,571	230,379
Munchener Ruckversicherungs-Gesellschaft AG	358,437	226,188
Svenska Handelsbanken AB, Class A	15,540,547	215,472
BNP Paribas SA	2,489,532	212,806
Progressive Corp.	918,452	210,133
BPER Banca SpA (e)	16,894,199	203,420
Ping An Insurance (Group) Co. of China, Ltd., Class H (e)	27,455,500	199,944
DBS Group Holdings, Ltd.	4,481,553	187,445
Marsh & McLennan Cos., Inc.	981,672	180,088
Danske Bank AS	3,613,977	166,155
Ares Management Corp., Class A	1,037,926	162,799
Nu Holdings, Ltd., Class A (a)	9,141,834	158,976
Morgan Stanley	889,548	150,921
TPG, Inc., Class A	2,438,149	144,046
HDFC Bank, Ltd.	9,001,750	101,402
HDFC Bank, Ltd. (ADR)	1,119,374	41,215
B3 SA - Brasil, Bolsa, Balcao	50,486,367	141,590
HSBC Holdings PLC	8,922,400	125,256
AXA SA	2,711,123	122,337
Brown & Brown, Inc.	1,507,741	121,268
American International Group, Inc.	1,424,426	108,484
Banco Comercial Portugues, SA	113,695,245	108,331
National Bank of Canada	867,050	104,848
Skandinaviska Enskilda Banken AB, Class A	4,925,127	97,997
CVC Capital Partners PLC (e)	5,893,380	97,349
CaixaBank, SA, non-registered shares	8,606,038	95,997
IG Group Holdings PLC	6,347,025	95,415
Federal Home Loan Mortgage Corp. (a)(e)	8,288,024	79,896
Fannie Mae (a)	6,746,292	68,947
Bank Hapoalim BM	3,070,357	66,142
Abu Dhabi Islamic Bank PJSC	11,060,000	59,925
Credicorp, Ltd.	230,384	59,257
Goldman Sachs Group, Inc.	70,765	58,455
Brookfield Asset Management, Ltd., Class A (e)	1,095,830	57,719
China Merchants Bank Co., Ltd., Class H	7,935,306	53,304
XP, Inc., Class A	2,597,800	51,203
LPL Financial Holdings, Inc.	138,905	49,456
Fidelity National Information Services, Inc.	734,287	48,294
Coinbase Global, Inc., Class A (a)	166,218	45,348
Macquarie Group, Ltd.	332,707	42,939
Standard Chartered PLC	1,339,480	29,690
Sberbank of Russia PJSC (a)(b)	182,070,644	— (f)
		19,398,082

Communication services 9.38%
Alphabet, Inc., Class A	8,271,538	2,648,381
Alphabet, Inc., Class C	7,683,731	2,459,716
Meta Platforms, Inc., Class A	2,800,170	1,814,370
SoftBank Group Corp.	11,491,570	1,238,284
Netflix, Inc. (a)	7,527,330	809,790
Publicis Groupe SA	7,220,510	703,399
Singapore Telecommunications, Ltd.	152,077,419	555,100
NetEase, Inc.	14,568,175	400,420
NetEase, Inc. (ADR)	290,842	40,151
Bharti Airtel, Ltd.	15,138,372	355,682
Bharti Airtel, Ltd., interim shares	708,705	12,611
Orange	21,318,865	350,917
Tencent Holdings, Ltd.	3,995,000	313,769
SoftBank Corp.	211,437,970	302,248
Universal Music Group NV	11,103,959	284,403
AT&T, Inc.	8,807,759	229,178
Nintendo Co., Ltd.	2,660,900	226,315
Spotify Technology SA (a)	284,160	170,175
Verizon Communications, Inc.	4,035,795	165,911

3	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Comcast Corp., Class A	6,188,002	$165,158
Omnicom Group, Inc.	1,782,901	127,691
Walt Disney Co. (The)	717,584	74,966
		13,448,635

Health care 8.52%
Eli Lilly and Co.	2,602,327	2,798,725
Abbott Laboratories	8,696,562	1,120,987
Vertex Pharmaceuticals, Inc. (a)	2,460,673	1,066,972
Medtronic PLC	8,603,839	906,242
UnitedHealth Group, Inc.	1,702,700	561,499
Novo Nordisk AS, Class B	10,884,980	535,948
Johnson & Johnson	2,468,496	510,781
Gilead Sciences, Inc.	3,948,215	496,843
Stryker Corp.	1,201,018	445,794
AstraZeneca PLC	2,205,703	408,244
Sanofi	3,896,716	387,651
Daiichi Sankyo Co., Ltd.	15,223,100	376,726
Takeda Pharmaceutical Co., Ltd.	12,858,491	371,079
Thermo Fisher Scientific, Inc.	611,526	361,308
EssilorLuxottica SA	966,957	346,260
Amgen, Inc.	991,608	342,561
Insulet Corp. (a)	724,240	236,964
AbbVie, Inc.	747,865	170,289
CVS Health Corp.	1,258,708	101,150
GE HealthCare Technologies, Inc.	1,264,129	101,118
BioMarin Pharmaceutical, Inc. (a)	1,691,997	94,633
Haleon PLC	16,166,022	79,417
Molina Healthcare, Inc. (a)	521,919	77,380
Lonza Group AG	109,225	74,784
Rede D’Or Sao Luiz SA	8,385,583	73,304
Boston Scientific Corp. (a)	705,917	71,707
Chugai Pharmaceutical Co., Ltd.	1,133,900	60,813
Fresenius SE & Co. KGaA	750,351	41,196
agilon health, Inc. (a)	8,007,033	5,213
		12,225,588

Consumer discretionary 8.49%
Amazon.com, Inc. (a)	10,052,826	2,344,520
Las Vegas Sands Corp.	13,947,661	950,673
Starbucks Corp.	8,940,399	778,798
Trip.com Group, Ltd. (ADR)	5,386,474	376,622
Trip.com Group, Ltd.	5,267,748	361,973
Compagnie Financiere Richemont SA, Class A	3,435,634	728,356
Tesla, Inc. (a)	1,664,464	716,002
Industria de Diseno Textil SA	12,523,939	700,965
Flutter Entertainment PLC (a)	2,863,171	597,859
MercadoLibre, Inc. (a)	288,231	597,151
Royal Caribbean Cruises, Ltd.	2,068,859	550,834
NEXT PLC	2,666,443	498,676
LVMH Moet Hennessy-Louis Vuitton SE	513,580	378,601
Booking Holdings, Inc.	60,345	296,577
Chipotle Mexican Grill, Inc. (a)	8,471,434	292,434
Alibaba Group Holding, Ltd. (ADR)	1,412,318	222,158
Hermes International	78,586	191,435
Compagnie Generale des Etablissements Michelin	5,007,988	163,531
Restaurant Brands International, Inc.	1,851,729	134,577
D.R. Horton, Inc.	820,639	130,490
Hyundai Motor Co.	663,844	118,040
InterContinental Hotels Group PLC	883,167	117,151
Compass Group PLC	3,669,052	115,271
Suzuki Motor Corp.	6,484,700	101,378
Carvana Co., Class A (a)	267,650	100,235
Aristocrat Leisure, Ltd.	2,547,468	97,346
Moncler SpA	1,438,385	96,975

Capital World Growth and Income Fund	4

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Midea Group Co., Ltd., Class A	7,840,373	$88,446
NIKE, Inc., Class B	1,106,852	71,536
Accor SA	1,160,469	62,757
Zensho Holdings Co., Ltd.	973,428	58,640
Sea, Ltd., Class A (ADR) (a)	395,050	54,916
Dollarama, Inc.	343,500	49,159
Kering SA	84,765	28,790
		12,172,872

Materials 5.87%
Vale SA, ordinary nominative shares	66,867,396	844,891
Vale SA (ADR), ordinary nominative shares	9,999,903	126,099
Freeport-McMoRan, Inc.	19,757,953	849,197
Heidelberg Materials AG, non-registered shares	2,443,373	627,233
Linde PLC	1,502,579	616,538
First Quantum Minerals, Ltd. (a)	24,725,850	563,484
Ivanhoe Mines, Ltd., Class A (a)(e)	42,894,987	448,860
Anglo American PLC	10,768,196	406,623
Anglogold Ashanti PLC	3,943,695	337,896
Air Products and Chemicals, Inc.	1,246,166	325,312
Glencore PLC	65,806,554	314,476
Corteva, Inc.	4,434,597	299,202
Agnico Eagle Mines, Ltd.	1,604,422	279,957
Antofagasta PLC	6,609,486	241,443
Nippon Steel Corp. (e)	58,067,500	235,000
CRH PLC	1,812,340	217,408
Smurfit Westrock PLC	5,960,275	212,722
Southern Copper Corp.	1,546,116	208,385
Rio Tinto PLC	2,781,689	199,765
Air Liquide SA	891,693	170,794
Grupo Mexico, SAB de CV, Series B	17,242,200	150,256
Franco-Nevada Corp.	654,188	137,275
Dow, Inc.	5,639,778	134,509
Lundin Mining Corp.	6,666,610	124,586
LyondellBasell Industries NV	2,153,000	105,475
Akzo Nobel NV	905,573	58,868
Shin-Etsu Chemical Co., Ltd.	1,948,349	58,673
Lynas Rare Earths, Ltd. (a)	5,181,240	49,107
Zijin Gold International Co., Ltd. (a)	1,808,700	32,337
BASF SE	486,995	25,365
Evonik Industries AG	619,758	9,540
		8,411,276

Consumer staples 4.83%
Philip Morris International, Inc.	18,157,308	2,859,413
British American Tobacco PLC	17,524,474	1,026,166
Nestle SA	8,548,741	849,553
Imperial Brands PLC	17,322,441	736,030
JBS NV (BDR) (a)	15,995,964	235,700
Danone SA	1,820,192	162,579
Bunge Global SA	1,496,075	143,728
Ocado Group PLC (a)(d)(e)	53,616,025	130,915
Sysco Corp.	1,618,737	123,348
Kweichow Moutai Co., Ltd., Class A	493,818	101,181
Walmart, Inc.	875,997	96,806
Ajinomoto Co., Inc.	3,423,800	79,444
Procter & Gamble Co.	513,153	76,029
US Foods Holding Corp. (a)	955,124	75,139
Arca Continental, SAB de CV	6,091,559	62,154
Loblaw Cos., Ltd.	1,393,712	61,847
Keurig Dr Pepper, Inc.	1,984,695	55,373
Coca-Cola Co.	702,197	51,345
		6,926,750

5	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Energy 3.72%
Canadian Natural Resources, Ltd.	32,576,932	$1,102,647
Cameco Corp.	8,676,867	769,780
Cameco Corp.	3,161,624	279,835
Shell PLC	23,256,944	857,425
Shell PLC	931,069	34,410
Shell PLC (ADR)	14,207	1,048
EOG Resources, Inc.	7,516,267	810,629
Baker Hughes Co., Class A	6,504,890	326,545
TC Energy Corp.	5,069,281	273,937
BP PLC	43,408,522	261,140
Neste OYJ	11,283,894	217,806
Suncor Energy, Inc. (e)	4,681,198	210,548
Expand Energy Corp.	861,860	105,087
Tourmaline Oil Corp. (e)	1,024,603	47,169
ADNOC Drilling Co. PJSC	25,231,000	35,928
		5,333,934

Utilities 2.21%
Engie SA	37,115,947	942,893
Engie SA, bonus shares	3,461,615	87,939
Southern Co. (The)	4,195,490	382,293
Iberdrola, SA, non-registered shares	15,613,010	329,350
NextEra Energy, Inc.	2,647,398	228,444
Pinnacle West Capital Corp. (e)	2,493,336	226,545
E.ON SE	10,033,654	178,659
Dominion Energy, Inc.	2,706,093	169,861
Duke Energy Corp.	1,289,870	159,867
Constellation Energy Corp.	389,329	141,856
National Grid PLC	9,257,111	140,573
DTE Energy Co.	754,912	103,446
Public Service Enterprise Group, Inc.	829,743	69,300
SSE PLC	408,277	11,886
		3,172,912

Real estate 0.76%
Prologis, Inc. REIT	3,300,013	424,151
China Resources Mixc Lifestyle Services, Ltd.	63,667,314	362,421
Simon Property Group, Inc. REIT	506,002	94,278
UDR, Inc. REIT	2,177,450	79,303
VICI Properties, Inc. REIT	2,672,105	77,010
Mitsubishi Estate Co., Ltd.	2,407,800	56,825
		1,093,988
Total common stocks (cost: $78,855,841,000)		139,055,890
Preferred securities 0.31%
Financials 0.31%
Itau Unibanco Holding SA, preferred nominative shares	22,307,248	174,134
Itau Unibanco Holding SA (ADR), preferred nominative shares	14,518,110	113,241
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	5,398,239	80,920
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(e)	4,633,998	67,193
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	51,600	701
		436,189

Information technology 0.00%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(b)(c)	82,866	3,432
Total preferred securities (cost: $361,067,000)		439,621

Capital World Growth and Income Fund	6

Bonds, notes & other debt instruments 0.07%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 0.04%
Financials 0.02%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041) (g)	USD42,024	$31,582

Health care 0.02%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	23,283	22,993
Total corporate bonds, notes & loans		54,575
Bonds & notes of governments & government agencies outside the U.S. 0.03%
Brazil 0.03%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL220,000	39,824
Total bonds, notes & other debt instruments (cost: $100,733,000)		94,399
Short-term securities 2.73%	Shares
Money market investments 2.55%
Capital Group Central Cash Fund 3.94% (d)(h)	36,536,228	3,653,258

Money market investments purchased with collateral from securities on loan 0.18%
Capital Group Central Cash Fund 3.94% (d)(h)(i)	535,000	53,495
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.88% (h)(i)	45,190,631	45,190
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.88% (h)(i)	24,000,000	24,000
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.85% (h)(i)	24,000,000	24,000
Fidelity Investments Money Market Government Portfolio, Class I 3.84% (h)(i)	24,000,000	24,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.83% (h)(i)	24,000,000	24,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.90% (h)(i)	24,000,000	24,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.91% (h)(i)	24,000,000	24,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (h)(i)	24,000,000	24,000
		266,685
Total short-term securities (cost: $3,920,017,000)		3,919,943
Total investment securities 100.08% (cost: $83,237,658,000)		143,509,853
Other assets less liabilities (0.08%)		(114,416)
Net assets 100.00%		$143,395,437
Investments in affiliates (d)

	Value at 12/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Common stocks 0.87%
Industrials 0.50%
Melrose Industries PLC	$754,210	$—	$79,364	$(17,555)	$56,417	$713,708	$8,029
Financials 0.28%
Galaxy Digital, Inc., Class A (a)(c)(e)	—	378,378	—	—	(112,878)	265,500	—
Galaxy Digital, Inc., Class A (a)	—	128,762	—	—	4,777	133,539	—
						399,039
Consumer staples 0.09%
Ocado Group PLC (a)(e)	212,176	4,341	1,405	115	(84,312)	130,915	—
Total common stocks						1,243,662

7	Capital World Growth and Income Fund

Investments in affiliates (d) (continued)

	Value at 12/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.58%
Money market investments 2.55%
Capital Group Central Cash Fund 3.94% (h)	$5,735	$21,558,569	$17,910,322	$(649)	$(75)	$3,653,258	$192,318
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 3.94% (h)(i)	76,142		22,647 (j)			53,495	— (k)
Total short-term securities						3,706,753
Total 3.45%				$(18,089)	$(136,071)	$4,950,415	$200,347
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Galaxy Digital, Inc., Class A (a)(d)(e)	10/10/2025	$378,378	$265,500	0.18%
Stripe, Inc., Class B (a)(b)	5/6/2021	7,726	7,975	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(b)	3/15/2021	3,325	3,432	0.00 (l)
Total		$389,429	$276,907	0.19%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Amount less than one thousand.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 11/30/2025.
(i)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital World Growth and Income Fund	8

Financial statements
Statement of assets and liabilities at November 30, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $432,657 of investment securities on loan):
Unaffiliated issuers (cost: $78,193,852)	$138,559,438
Affiliated issuers (cost: $5,043,806)	4,950,415	$143,509,853
Cash		16,344
Cash denominated in currencies other than U.S. dollars (cost: $17,318)		17,318
Receivables for:
Sales of investments	9,818
Sales of fund’s shares	53,731
Dividends and interest	264,411
Securities lending income	81
Other	7,186	335,227
		143,878,742
Liabilities:
Collateral for securities on loan		266,685
Payables for:
Purchases of investments	45,029
Repurchases of fund’s shares	37,089
Investment advisory services	42,381
Services provided by related parties	20,054
Trustees’ deferred compensation	4,471
U.S. and non-U.S. taxes	65,891
Other	1,705	216,620
Net assets at November 30, 2025		$143,395,437
Net assets consist of:
Capital paid in on shares of beneficial interest		$70,931,506
Total distributable earnings (accumulated loss)		72,463,931
Net assets at November 30, 2025		$143,395,437
Refer to the notes to financial statements.

9	Capital World Growth and Income Fund

Financial statements (continued)
Statement of assets and liabilities at November 30, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,854,003 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$64,294,744	830,789	$77.39
Class C	607,278	7,960	76.29
Class T	17	— *	77.32
Class F-1	2,107,290	27,312	77.16
Class F-2	19,260,044	249,222	77.28
Class F-3	8,420,238	108,827	77.37
Class 529-A	4,113,313	53,406	77.02
Class 529-C	62,832	818	76.77
Class 529-E	100,008	1,301	76.88
Class 529-T	25	— *	77.34
Class 529-F-1	18	— *	77.05
Class 529-F-2	408,319	5,276	77.39
Class 529-F-3	29	— *	77.37
Class R-1	134,541	1,762	76.35
Class R-2	544,028	7,155	76.03
Class R-2E	73,849	960	76.96
Class R-3	1,093,084	14,258	76.67
Class R-4	957,465	12,414	77.13
Class R-5E	196,489	2,545	77.22
Class R-5	383,516	4,953	77.43
Class R-6	40,638,310	525,045	77.40
*
Amount less than one thousand.
Refer to the notes to financial statements.

Capital World Growth and Income Fund	10

Financial statements (continued)
Statement of operations for the year ended November 30, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $123,475; also includes $200,347 from affiliates)	$2,709,564
Interest from unaffiliated issuers	18,039
Securities lending income (net of fees)	2,077	$2,729,680
Fees and expenses*:
Investment advisory services	482,248
Distribution services	178,283
Transfer agent services	74,915
Administrative services	39,476
529 plan services	2,319
Reports to shareholders	1,333
Registration statement and prospectus	2,417
Trustees’ compensation	1,452
Auditing and legal	398
Custodian	8,913
Other	(345)
Total fees and expenses before waivers and/or reimbursements	791,409
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	— †
Total fees and expenses after waivers and/or reimbursements		791,409
Net investment income		1,938,271
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $16,906):
Unaffiliated issuers	12,330,782
Affiliated issuers	(18,089)
In-kind redemptions	480,399
Currency transactions	4,307	12,797,399
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $57,893):
Unaffiliated issuers	10,911,683
Affiliated issuers	(136,071)
Currency translations	7,128	10,782,740
Net realized gain (loss) and unrealized appreciation (depreciation)		23,580,139
Net increase (decrease) in net assets resulting from operations		$25,518,410
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.
Refer to the notes to financial statements.

11	Capital World Growth and Income Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended November 30,
	2025	2024

Operations:
Net investment income	$1,938,271	$1,939,646
Net realized gain (loss)	12,797,399	7,738,232
Net unrealized appreciation (depreciation)	10,782,740	14,814,462
Net increase (decrease) in net assets resulting from operations	25,518,410	24,492,340
Distributions paid to shareholders	(9,480,615)	(4,080,453)
Net capital share transactions	(688,644)	(4,536,535)
Total increase (decrease) in net assets	15,349,151	15,875,352
Net assets:
Beginning of year	128,046,286	112,170,934
End of year	$143,395,437	$128,046,286
Refer to the notes to financial statements.

Capital World Growth and Income Fund	12

Notes to financial statements
1. Organization

Capital World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

13	Capital World Growth and Income Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Capital World Growth and Income Fund	14

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of November 30, 2025, were as follows (dollars in thousands):

15	Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$34,462,218	$—	$7,975	$34,470,193
Industrials	22,401,660	—	—	22,401,660
Financials	19,132,582	265,500	— *	19,398,082
Communication services	13,448,635	—	—	13,448,635
Health care	12,225,588	—	—	12,225,588
Consumer discretionary	12,172,872	—	—	12,172,872
Materials	8,240,482	170,794	—	8,411,276
Consumer staples	6,926,750	—	—	6,926,750
Energy	5,333,934	—	—	5,333,934
Utilities	3,028,501	144,411	—	3,172,912
Real estate	1,093,988	—	—	1,093,988
Preferred securities	436,189	—	3,432	439,621
Bonds, notes & other debt instruments	—	94,399	—	94,399
Short-term securities	3,919,943	—	—	3,919,943
Total	$142,823,342	$675,104	$11,407	$143,509,853
*
Amount less than one thousand.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Capital World Growth and Income Fund	16

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

17	Capital World Growth and Income Fund

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of November 30, 2025, the total value of securities on loan was $432,657,000, and the total value of collateral received was $455,997,000. Collateral received includes cash of $266,685,000 and U.S. government securities of $189,312,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended November 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Capital World Growth and Income Fund	18

During the year ended November 30, 2025, the fund reclassified $1,093,321,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of November 30, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$1,199,628
Undistributed long-term capital gains	11,703,965
Gross unrealized appreciation on investments	62,046,517
Gross unrealized depreciation on investments	(2,440,196)
Net unrealized appreciation (depreciation) on investments	59,606,321
Cost of investments	83,903,532
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended November 30, 2025			Year ended November 30, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$943,559	$3,274,366	$4,217,925	$972,007	$835,357	$1,807,364
Class C	5,397	36,188	41,585	7,053	10,909	17,962
Class T	— *	1	1	— *	— *	— *
Class F-1	30,433	111,679	142,112	33,444	30,518	63,962
Class F-2	302,618	899,437	1,202,055	288,236	216,346	504,582
Class F-3	143,822	411,089	554,911	135,062	95,935	230,997
Class 529-A	60,785	215,519	276,304	64,045	56,686	120,731
Class 529-C	524	3,783	4,307	728	1,197	1,925
Class 529-E	1,270	5,376	6,646	1,489	1,526	3,015
Class 529-T	— *	1	1	— *	— *	— *
Class 529-F-1	— *	1	1	— *	— *	— *
Class 529-F-2	6,434	18,821	25,255	5,924	4,373	10,297
Class 529-F-3	— *	1	1	— *	— *	— *
Class R-1	1,098	7,306	8,404	1,300	1,974	3,274
Class R-2	4,567	30,431	34,998	5,512	8,343	13,855
Class R-2E	776	3,845	4,621	851	993	1,844
Class R-3	13,751	60,359	74,110	15,366	16,351	31,717
Class R-4	14,804	56,282	71,086	17,587	15,575	33,162
Class R-5E	3,262	10,240	13,502	3,051	2,297	5,348
Class R-5	6,488	18,629	25,117	7,106	5,364	12,470
Class R-6	717,020	2,060,653	2,777,673	706,571	511,377	1,217,948
Total	$2,256,608	$7,224,007	$9,480,615	$2,265,332	$1,815,121	$4,080,453
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. During the year ended November 30, 2025, CRMC waived investment advisory services fees of  less than $1,000. CRMC does not intend to recoup this waiver. For the year ended November 30, 2025, the investment advisory services fees were $482,248,000, which were equivalent to an annualized rate of 0.366% of average daily net assets.

19	Capital World Growth and Income Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of November 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended November 30, 2025, the 529 plan services fees were $2,319,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.

Capital World Growth and Income Fund	20

For the year ended November 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$144,598	$45,045	$17,756	Not applicable
Class C	5,967	462	181	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	4,829	2,811	593	Not applicable
Class F-2	Not applicable	18,287	5,091	Not applicable
Class F-3	Not applicable	53	2,270	Not applicable
Class 529-A	8,637	2,732	1,153	$2,043
Class 529-C	617	45	19	34
Class 529-E	466	41	28	50
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	168	108	192
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	1,269	122	38	Not applicable
Class R-2	3,911	1,802	157	Not applicable
Class R-2E	407	137	20	Not applicable
Class R-3	5,276	1,562	317	Not applicable
Class R-4	2,306	933	277	Not applicable
Class R-5E	Not applicable	276	55	Not applicable
Class R-5	Not applicable	176	105	Not applicable
Class R-6	Not applicable	263	11,308	Not applicable

Total class-specific expenses	$178,283	$74,915	$39,476	$2,319
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,452,000 in the fund’s statement of operations reflects $657,000 in current fees (either paid in cash or deferred) and a net increase of $795,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended November 30, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $2,203,847,000 and $2,410,651,000, respectively, which generated $590,822,000 of net realized gains from such sales.

21	Capital World Growth and Income Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended November 30, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended November 30, 2025
Class A	$1,539,411	22,387	$4,132,643	62,658	$(6,724,765)	(98,098)	$(1,052,711)	(13,053)
Class C	58,965	866	41,401	638	(202,502)	(3,000)	(102,136)	(1,496)
Class T	—	—	—	—	—	—	—	—
Class F-1	26,659	388	140,640	2,140	(274,732)	(4,019)	(107,433)	(1,491)
Class F-2	3,498,116	50,806	1,159,423	17,589	(3,413,293)	(49,543)	1,244,246	18,852
Class F-3	1,234,931	17,876	547,445	8,295	(1,549,843)	(22,507)	232,533	3,664
Class 529-A	232,156	3,393	276,195	4,208	(671,928)	(9,797)	(163,577)	(2,196)
Class 529-C	13,032	192	4,306	66	(29,966)	(443)	(12,628)	(185)
Class 529-E	5,924	87	6,639	101	(22,453)	(327)	(9,890)	(139)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	67,514	983	25,214	382	(63,774)	(924)	28,954	441
Class 529-F-3	8	— †	1	— †	—	—	9	— †
Class R-1	11,680	171	8,404	129	(28,834)	(425)	(8,750)	(125)
Class R-2	49,525	736	34,971	541	(135,499)	(2,006)	(51,003)	(729)
Class R-2E	12,960	191	4,622	70	(19,233)	(286)	(1,651)	(25)
Class R-3	109,670	1,615	74,022	1,134	(278,723)	(4,065)	(95,031)	(1,316)
Class R-4	101,901	1,488	71,004	1,081	(321,499)	(4,750)	(148,594)	(2,181)
Class R-5E	29,940	439	13,501	205	(50,118)	(732)	(6,677)	(88)
Class R-5	61,002	898	24,964	378	(76,372)	(1,116)	9,594	160
Class R-6	1,890,979	27,574	2,777,625	42,080	(5,112,506)	(73,397)	(443,902)	(3,743)
Total net increase (decrease)	$8,944,373	130,090	$9,343,023	141,695	$(18,976,040)	(275,435)	$(688,644)	(3,650)
Refer to the end of the table(s) for footnote(s).

Capital World Growth and Income Fund	22

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended November 30, 2024
Class A	$1,399,797	21,787	$1,769,874	29,280	$(6,054,057)	(93,936)	$(2,884,386)	(42,869)
Class C	57,046	900	17,869	304	(221,087)	(3,493)	(146,172)	(2,289)
Class T	—	—	—	—	—	—	—	—
Class F-1	29,598	465	63,309	1,052	(331,349)	(5,157)	(238,442)	(3,640)
Class F-2	3,190,293	49,469	485,868	8,023	(3,642,999)	(56,366)	33,162	1,126
Class F-3	1,316,367	20,272	227,705	3,750	(1,328,918)	(20,650)	215,154	3,372
Class 529-A	224,946	3,517	120,682	2,007	(651,526)	(10,196)	(305,898)	(4,672)
Class 529-C	13,477	212	1,924	32	(35,234)	(555)	(19,833)	(311)
Class 529-E	6,550	103	3,013	50	(21,744)	(341)	(12,181)	(188)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	54,389	843	10,293	170	(52,363)	(813)	12,319	200
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	12,283	193	3,274	56	(29,302)	(461)	(13,745)	(212)
Class R-2	49,997	791	13,842	236	(129,208)	(2,045)	(65,369)	(1,018)
Class R-2E	9,939	157	1,844	31	(15,760)	(244)	(3,977)	(56)
Class R-3	114,740	1,796	31,682	532	(268,418)	(4,205)	(121,996)	(1,877)
Class R-4	127,830	1,987	33,148	551	(286,963)	(4,454)	(125,985)	(1,916)
Class R-5E	34,698	539	5,343	88	(27,209)	(425)	12,832	202
Class R-5	32,219	503	12,395	204	(106,228)	(1,625)	(61,614)	(918)
Class R-6	2,898,276	44,735	1,217,921	20,071	(4,926,602)	(76,174)	(810,405)	(11,368)
Total net increase (decrease)	$9,572,445	148,269	$4,019,987	66,437	$(18,128,967)	(281,140)	$(4,536,535)	(66,434)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $55,462,900,000 and $60,879,134,000, respectively, during the year ended November 30, 2025.

23	Capital World Growth and Income Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
11/30/2025	$68.97	$.93	$12.50	$13.43	$(1.11)	$(3.90)	$(5.01)	$77.39	20.81%	$64,295	.73%	.73%	1.35%
11/30/2024	58.33	.94	11.75	12.69	(1.11)	(.94 )	(2.05)	68.97	22.29	58,198.74		.74	1.45
11/30/2023	53.66	.99	4.76	5.75	(1.08)	—	(1.08)	58.33	10.87	51,724.75		.75	1.79
11/30/2022	64.35	1.16	(7.51)	(6.35)	(1.03)	(3.31)	(4.34)	53.66	(10.46)	49,986.75		.75	2.12
11/30/2021	56.86	1.03	7.34	8.37	(.88 )	—	(.88 )	64.35	14.75	60,354.75		.75	1.62
Class C:
11/30/2025	68.05	.41	12.33	12.74	(.60 )	(3.90)	(4.50)	76.29	19.91	607	1.47	1.47	.60
11/30/2024	57.58	.45	11.61	12.06	(.65 )	(.94 )	(1.59)	68.05	21.39	643	1.48	1.48	.71
11/30/2023	52.99	.57	4.70	5.27	(.68 )	—	(.68 )	57.58	10.05	676	1.50	1.50	1.05
11/30/2022	63.56	.74	(7.40)	(6.66)	(.60 )	(3.31)	(3.91)	52.99	(11.14)	800	1.50	1.50	1.37
11/30/2021	56.18	.55	7.26	7.81	(.43 )	—	(.43 )	63.56	13.91	1,139	1.48	1.48	.88
Class T:
11/30/2025	68.92	1.09	12.49	13.58	(1.28)	(3.90)	(5.18)	77.32	21.11 [5]	— [6]	.48 [5]	.48 [5]	1.58 [5]
11/30/2024	58.30	1.09	11.74	12.83	(1.27)	(.94 )	(2.21)	68.92	22.58 [5]	— [6]	.49 [5]	.49 [5]	1.69 [5]
11/30/2023	53.63	1.15	4.75	5.90	(1.23)	—	(1.23)	58.30	11.18 [5]	— [6]	.46 [5]	.46 [5]	2.08 [5]
11/30/2022	64.33	1.28	(7.50)	(6.22)	(1.17)	(3.31)	(4.48)	53.63	(10.25)[5]	— [6]	.51 [5]	.51 [5]	2.35 [5]
11/30/2021	56.85	1.17	7.33	8.50	(1.02)	—	(1.02)	64.33	14.99 [5]	— [6]	.52 [5]	.52 [5]	1.84 [5]
Class F-1:
11/30/2025	68.77	.88	12.47	13.35	(1.06)	(3.90)	(4.96)	77.16	20.73	2,107.79		.79	1.28
11/30/2024	58.17	.90	11.71	12.61	(1.07)	(.94 )	(2.01)	68.77	22.21	1,981.80		.80	1.39
11/30/2023	53.52	.96	4.74	5.70	(1.05)	—	(1.05)	58.17	10.80	1,887.81		.81	1.74
11/30/2022	64.19	1.13	(7.50)	(6.37)	(.99 )	(3.31)	(4.30)	53.52	(10.51)	1,940.81		.81	2.07
11/30/2021	56.72	.99	7.32	8.31	(.84 )	—	(.84 )	64.19	14.67	2,477.80		.80	1.57
Class F-2:
11/30/2025	68.88	1.07	12.48	13.55	(1.25)	(3.90)	(5.15)	77.28	21.07	19,260.52		.52	1.55
11/30/2024	58.26	1.08	11.73	12.81	(1.25)	(.94 )	(2.19)	68.88	22.55	15,867.52		.52	1.68
11/30/2023	53.59	1.12	4.76	5.88	(1.21)	—	(1.21)	58.26	11.15	13,356.52		.52	2.03
11/30/2022	64.28	1.28	(7.50)	(6.22)	(1.16)	(3.31)	(4.47)	53.59	(10.26)	11,951.53		.53	2.35
11/30/2021	56.80	1.18	7.33	8.51	(1.03)	—	(1.03)	64.28	15.01	13,521.52		.52	1.85
Class F-3:
11/30/2025	68.96	1.15	12.49	13.64	(1.33)	(3.90)	(5.23)	77.37	21.20	8,420.41		.41	1.66
11/30/2024	58.32	1.15	11.75	12.90	(1.32)	(.94 )	(2.26)	68.96	22.69	7,252.41		.41	1.78
11/30/2023	53.65	1.18	4.76	5.94	(1.27)	—	(1.27)	58.32	11.25	5,937.41		.41	2.14
11/30/2022	64.35	1.34	(7.51)	(6.17)	(1.22)	(3.31)	(4.53)	53.65	(10.17)	5,536.42		.42	2.45
11/30/2021	56.86	1.24	7.34	8.58	(1.09)	—	(1.09)	64.35	15.12	5,939.41		.41	1.96
Class 529-A:
11/30/2025	68.66	.91	12.44	13.35	(1.09)	(3.90)	(4.99)	77.02	20.78	4,113.76		.76	1.32
11/30/2024	58.08	.91	11.70	12.61	(1.09)	(.94 )	(2.03)	68.66	22.24	3,818.77		.77	1.42
11/30/2023	53.43	.97	4.74	5.71	(1.06)	—	(1.06)	58.08	10.83	3,501.79		.79	1.76
11/30/2022	64.10	1.14	(7.49)	(6.35)	(1.01)	(3.31)	(4.32)	53.43	(10.50)	3,467.79		.79	2.09
11/30/2021	56.64	1.00	7.32	8.32	(.86 )	—	(.86 )	64.10	14.71	4,161.78		.78	1.59
Refer to the end of the table(s) for footnote(s).

Capital World Growth and Income Fund	24

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
11/30/2025	$68.45	$.38	$12.40	$12.78	$(.56 )	$(3.90)	$(4.46)	$76.77	19.85%	$63	1.52%	1.52%	.56%
11/30/2024	57.90	.43	11.67	12.10	(.61 )	(.94 )	(1.55)	68.45	21.33	69	1.53	1.53	.67
11/30/2023	53.27	.54	4.72	5.26	(.63 )	—	(.63 )	57.90	9.96	76	1.56	1.56	.98
11/30/2022	63.87	.72	(7.45)	(6.73)	(.56 )	(3.31)	(3.87)	53.27	(11.17)	92	1.55	1.55	1.32
11/30/2021	56.45	.53	7.28	7.81	(.39 )	—	(.39 )	63.87	13.84	136	1.52	1.52	.84
Class 529-E:
11/30/2025	68.54	.74	12.42	13.16	(.92 )	(3.90)	(4.82)	76.88	20.49	100	1.00	1.00	1.08
11/30/2024	57.99	.76	11.67	12.43	(.94 )	(.94 )	(1.88)	68.54	21.94	99	1.01	1.01	1.19
11/30/2023	53.35	.84	4.73	5.57	(.93 )	—	(.93 )	57.99	10.58	94	1.02	1.02	1.53
11/30/2022	63.99	1.01	(7.46)	(6.45)	(.88 )	(3.31)	(4.19)	53.35	(10.71)	97	1.02	1.02	1.86
11/30/2021	56.56	.86	7.29	8.15	(.72 )	—	(.72 )	63.99	14.44	122	1.01	1.01	1.36
Class 529-T:
11/30/2025	68.93	1.06	12.49	13.55	(1.24)	(3.90)	(5.14)	77.34	21.04 [5]	— [6]	.53 [5]	.53 [5]	1.54 [5]
11/30/2024	58.29	1.06	11.75	12.81	(1.23)	(.94 )	(2.17)	68.93	22.54 [5]	— [6]	.55 [5]	.55 [5]	1.64 [5]
11/30/2023	53.63	1.10	4.76	5.86	(1.20)	—	(1.20)	58.29	11.09 [5]	— [6]	.55 [5]	.55 [5]	2.00 [5]
11/30/2022	64.32	1.27	(7.50)	(6.23)	(1.15)	(3.31)	(4.46)	53.63	(10.28)[5]	— [6]	.54 [5]	.54 [5]	2.33 [5]
11/30/2021	56.84	1.14	7.33	8.47	(.99 )	—	(.99 )	64.32	14.94 [5]	— [6]	.56 [5]	.56 [5]	1.80 [5]
Class 529-F-1:
11/30/2025	68.69	1.01	12.45	13.46	(1.20)	(3.90)	(5.10)	77.05	20.97 [5]	— [6]	.60 [5]	.60 [5]	1.47 [5]
11/30/2024	58.11	1.01	11.70	12.71	(1.19)	(.94 )	(2.13)	68.69	22.43 [5]	— [6]	.61 [5]	.61 [5]	1.57 [5]
11/30/2023	53.47	1.05	4.74	5.79	(1.15)	—	(1.15)	58.11	11.01 [5]	— [6]	.63 [5]	.63 [5]	1.91 [5]
11/30/2022	64.15	1.21	(7.48)	(6.27)	(1.10)	(3.31)	(4.41)	53.47	(10.39)[5]	— [6]	.63 [5]	.63 [5]	2.23 [5]
11/30/2021	56.69	1.12	7.33	8.45	(.99 )	—	(.99 )	64.15	14.93 [5]	— [6]	.60 [5]	.60 [5]	1.76 [5]
Class 529-F-2:
11/30/2025	68.97	1.08	12.50	13.58	(1.26)	(3.90)	(5.16)	77.39	21.09	408.51		.51	1.57
11/30/2024	58.33	1.08	11.75	12.83	(1.25)	(.94 )	(2.19)	68.97	22.57	333.52		.52	1.67
11/30/2023	53.66	1.13	4.76	5.89	(1.22)	—	(1.22)	58.33	11.16	270.50		.50	2.05
11/30/2022	64.36	1.28	(7.51)	(6.23)	(1.16)	(3.31)	(4.47)	53.66	(10.26)	245.52		.52	2.35
11/30/2021	56.87	1.15	7.34	8.49	(1.00)	—	(1.00)	64.36	14.96	264.55		.55	1.81
Class 529-F-3:
11/30/2025	68.96	1.11	12.50	13.61	(1.30)	(3.90)	(5.20)	77.37	21.13	— [6]	.46	.46	1.59
11/30/2024	58.33	1.11	11.75	12.86	(1.29)	(.94 )	(2.23)	68.96	22.61	— [6]	.46	.46	1.72
11/30/2023	53.66	1.14	4.76	5.90	(1.23)	—	(1.23)	58.33	11.18	— [6]	.47	.47	2.07
11/30/2022	64.36	1.30	(7.50)	(6.20)	(1.19)	(3.31)	(4.50)	53.66	(10.22)	— [6]	.48	.48	2.38
11/30/2021	56.87	1.20	7.34	8.54	(1.05)	—	(1.05)	64.36	15.06	— [6]	.50	.47	1.89
Class R-1:
11/30/2025	68.11	.39	12.34	12.73	(.59 )	(3.90)	(4.49)	76.35	19.88	135	1.50	1.50	.58
11/30/2024	57.64	.44	11.61	12.05	(.64 )	(.94 )	(1.58)	68.11	21.37	128	1.50	1.50	.69
11/30/2023	53.03	.57	4.72	5.29	(.68 )	—	(.68 )	57.64	10.04	121	1.51	1.51	1.04
11/30/2022	63.62	.73	(7.42)	(6.69)	(.59 )	(3.31)	(3.90)	53.03	(11.16)	127	1.51	1.51	1.35
11/30/2021	56.24	.54	7.25	7.79	(.41 )	—	(.41 )	63.62	13.88	155	1.51	1.51	.86
Refer to the end of the table(s) for footnote(s).

25	Capital World Growth and Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
11/30/2025	$67.85	$.39	$12.28	$12.67	$(.59 )	$(3.90)	$(4.49)	$76.03	19.88%	$544	1.50%	1.50%	.58%
11/30/2024	57.42	.44	11.57	12.01	(.64 )	(.94 )	(1.58)	67.85	21.37	535	1.50	1.50	.69
11/30/2023	52.84	.57	4.69	5.26	(.68 )	—	(.68 )	57.42	10.04	511	1.51	1.51	1.04
11/30/2022	63.42	.72	(7.40)	(6.68)	(.59 )	(3.31)	(3.90)	52.84	(11.17)	529	1.53	1.53	1.34
11/30/2021	56.06	.54	7.24	7.78	(.42 )	—	(.42 )	63.42	13.88	682	1.51	1.51	.86
Class R-2E:
11/30/2025	68.62	.60	12.43	13.03	(.79 )	(3.90)	(4.69)	76.96	20.23	74	1.21	1.21	.87
11/30/2024	58.05	.63	11.69	12.32	(.81 )	(.94 )	(1.75)	68.62	21.71	68	1.21	1.21	.98
11/30/2023	53.41	.73	4.74	5.47	(.83 )	—	(.83 )	58.05	10.36	60	1.21	1.21	1.33
11/30/2022	64.05	.90	(7.47)	(6.57)	(.76 )	(3.31)	(4.07)	53.41	(10.89)	60	1.23	1.23	1.65
11/30/2021	56.61	.73	7.30	8.03	(.59 )	—	(.59 )	64.05	14.22	71	1.21	1.21	1.16
Class R-3:
11/30/2025	68.37	.70	12.39	13.09	(.89 )	(3.90)	(4.79)	76.67	20.43	1,093	1.05	1.05	1.02
11/30/2024	57.85	.73	11.65	12.38	(.92 )	(.94 )	(1.86)	68.37	21.89	1,065	1.06	1.06	1.14
11/30/2023	53.22	.82	4.73	5.55	(.92 )	—	(.92 )	57.85	10.55	1,010	1.06	1.06	1.49
11/30/2022	63.85	.98	(7.46)	(6.48)	(.84 )	(3.31)	(4.15)	53.22	(10.76)	1,061	1.07	1.07	1.80
11/30/2021	56.43	.82	7.28	8.10	(.68 )	—	(.68 )	63.85	14.37	1,365	1.06	1.06	1.31
Class R-4:
11/30/2025	68.75	.90	12.47	13.37	(1.09)	(3.90)	(4.99)	77.13	20.77	957.76		.76	1.31
11/30/2024	58.16	.92	11.71	12.63	(1.10)	(.94 )	(2.04)	68.75	22.26	1,003.76		.76	1.44
11/30/2023	53.50	.98	4.75	5.73	(1.07)	—	(1.07)	58.16	10.87	960.76		.76	1.78
11/30/2022	64.17	1.15	(7.49)	(6.34)	(1.02)	(3.31)	(4.33)	53.50	(10.48)	1,084.77		.77	2.11
11/30/2021	56.71	1.02	7.31	8.33	(.87 )	—	(.87 )	64.17	14.71	1,340.76		.76	1.61
Class R-5E:
11/30/2025	68.83	1.05	12.47	13.52	(1.23)	(3.90)	(5.13)	77.22	21.03	197.56		.56	1.53
11/30/2024	58.22	1.04	11.74	12.78	(1.23)	(.94 )	(2.17)	68.83	22.50	181.56		.56	1.62
11/30/2023	53.56	1.09	4.76	5.85	(1.19)	—	(1.19)	58.22	11.08	142.56		.56	1.98
11/30/2022	64.24	1.25	(7.49)	(6.24)	(1.13)	(3.31)	(4.44)	53.56	(10.29)	140.57		.57	2.30
11/30/2021	56.77	1.14	7.33	8.47	(1.00)	—	(1.00)	64.24	14.94	139.56		.56	1.80
Class R-5:
11/30/2025	69.00	1.12	12.51	13.63	(1.30)	(3.90)	(5.20)	77.43	21.16	384.46		.46	1.62
11/30/2024	58.36	1.12	11.75	12.87	(1.29)	(.94 )	(2.23)	69.00	22.63	331.46		.46	1.74
11/30/2023	53.68	1.16	4.76	5.92	(1.24)	—	(1.24)	58.36	11.20	333.46		.46	2.11
11/30/2022	64.38	1.32	(7.52)	(6.20)	(1.19)	(3.31)	(4.50)	53.68	(10.20)	399.47		.47	2.41
11/30/2021	56.89	1.21	7.34	8.55	(1.06)	—	(1.06)	64.38	15.05	530.46		.46	1.91
Class R-6:
11/30/2025	68.98	1.15	12.50	13.65	(1.33)	(3.90)	(5.23)	77.40	21.20	40,638.41		.41	1.67
11/30/2024	58.34	1.15	11.75	12.90	(1.32)	(.94 )	(2.26)	68.98	22.69	36,475.41		.41	1.78
11/30/2023	53.67	1.18	4.76	5.94	(1.27)	—	(1.27)	58.34	11.25	31,513.41		.41	2.13
11/30/2022	64.37	1.33	(7.50)	(6.17)	(1.22)	(3.31)	(4.53)	53.67	(10.17)	28,848.42		.42	2.45
11/30/2021	56.87	1.24	7.35	8.59	(1.09)	—	(1.09)	64.37	15.14	30,071.41		.41	1.94
Refer to the end of the table(s) for footnote(s).

Capital World Growth and Income Fund	26

Financial highlights (continued)

	Year ended November 30,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[7]	44%	27%	27%	32%	32%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

27	Capital World Growth and Income Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital World Growth and Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Capital World Growth and Income Fund (the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statements of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
January 12, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

Capital World Growth and Income Fund	28

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended November 30, 2025:
Long-term capital gains	$7,838,303,000
Qualified dividend income	100%
Section 163(j) interest dividends	$172,329,000
Corporate dividends received deduction	$868,304,000
U.S. government income that may be exempt from state taxation	$118,322,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

29	Capital World Growth and Income Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,899,828,658
Total shares voting on November 25, 2025:
1,639,137,601 (86.3% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Noriko Honda Chen	1,613,387,596	98.4%	25,750,005	1.6%
Mathews Cherian	1,613,400,527	98.4%	25,737,074	1.6%
John G. Freund	1,612,663,829	98.4%	26,473,773	1.6%
Pablo R. González Guajardo	1,492,818,593	91.1%	146,319,009	8.9%
Pedro J. Greer, Jr.	1,613,557,574	98.4%	25,580,027	1.6%
Merit E. Janow	1,612,282,195	98.4%	26,855,406	1.6%
William D. Jones	1,613,269,232	98.4%	25,868,369	1.6%
Earl Lewis, Jr.	1,613,040,101	98.4%	26,097,500	1.6%
Kenneth M. Simril	1,613,741,769	98.5%	25,395,832	1.5%
Christopher E. Stone	1,613,036,018	98.4%	26,101,583	1.6%
Kathy J. Williams	1,613,980,573	98.5%	25,157,028	1.5%
Amy Zegart	1,614,767,513	98.5%	24,370,089	1.5%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

Capital World Growth and Income Fund	30

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital World Growth and Income Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 30, 2026

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 30, 2026